INCOME AND MINING TAXES (Details 2) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Deferred tax assets
Deferred tax assets		$ 0.0	$ 171.6
Deferred tax liabilities
Deferred tax liabilities		(41.5)	(250.3)
Deferred income tax liabilities, net		(41.5)	(78.7)		$ (230.3)
Deferred tax assets and liabilities
Deferred tax liability (asset)		(41.5)	(78.7)		$ (230.3)
Derivative InstrumentsHedging [Member]
Deferred tax liabilities
Deferred income tax liabilities, net		(0.2)
Deferred tax assets and liabilities
Deferred tax liability (asset)		(0.2)
Ontario Mining Tax [Member]
Deferred tax assets
Deferred tax assets			6.1
Deferred tax liabilities
Deferred income tax liabilities, net			1.2
Deferred tax assets and liabilities
Deferred tax liability (asset)			1.2
Canada [Member]
Deferred tax assets
Deferred tax assets		261.4	141.2
Deferred tax liabilities
Deferred tax liabilities		(41.5)	(187.5)
Unrecognized Deferred Tax Assets		(261.4)
Deferred income tax liabilities, net		(41.5)	(46.3)
Deferred tax assets and liabilities
Deferred tax liability (asset)		(41.5)	(46.3)
Canada [Member] | Unused tax losses [member]
Deferred tax assets
Deferred tax assets		0.0	0.0
Canada [Member] | Capital Losses [Member]
Deferred tax assets
Deferred tax assets		37.0
Canada [Member] | Mining interests [Member]
Deferred tax assets
Deferred tax assets		52.3
Deferred tax liabilities
Deferred tax liabilities		0.0	(144.5)
Canada [Member] | Property, plant and equipment,deferred tax assets [Member]
Deferred tax assets
Deferred tax assets		39.4	60.6
Deferred tax liabilities
Deferred tax liabilities		0.0	0.0
Canada [Member] | Gold stream obligation [Member]
Deferred tax assets
Deferred tax assets		7.4	24.3
Canada [Member] | British Columbia Mining Tax [Member]
Deferred tax liabilities
Deferred tax liabilities		(41.5)	(36.6)
Canada [Member] | Investment tax credits government assistance [Member]
Deferred tax assets
Deferred tax assets		46.3	18.2
Deferred tax liabilities
Deferred tax liabilities		0.0	0.0
Canada [Member] | Alternative minimum tax credits [Member]
Deferred tax assets
Deferred tax assets		1.3	0.0
Canada [Member] | Decommissioning obligations [Member]
Deferred tax assets
Deferred tax assets		19.1	22.2
Deferred tax liabilities
Deferred tax liabilities		0.0	0.0
Canada [Member] | Derivative InstrumentsHedging [Member]
Deferred tax assets
Deferred tax assets			2.9
Deferred tax liabilities
Deferred income tax liabilities, net		(0.2)
Deferred tax assets and liabilities
Deferred tax liability (asset)		(0.2)
Canada [Member] | Ontario Mining Tax [Member]
Deferred tax assets
Deferred tax assets		53.9	6.1
Deferred tax liabilities
Deferred income tax liabilities, net			1.3
Deferred tax assets and liabilities
Deferred tax liability (asset)			1.3
Canada [Member] | Accrued liabilities and provisions [Member]
Deferred tax assets
Deferred tax assets		0.2
Canada [Member] | Other deferred tax assets [Member]
Deferred tax assets
Deferred tax assets		4.7	5.6
Deferred tax liabilities
Deferred tax liabilities		0.0	(6.4)
Canada [Member] | Mexican Mining Royalty [Member]
Deferred tax liabilities
Deferred tax liabilities		0.0	0.0
USA [Member]
Deferred tax assets
Deferred tax assets		0.0	30.4
Deferred tax liabilities
Deferred tax liabilities		0.0	(62.7)
Unrecognized Deferred Tax Assets		0.0
Deferred income tax liabilities, net		0.0	(32.3)
Deferred tax assets and liabilities
Deferred tax liability (asset)		0.0	(32.3)
USA [Member] | Unused tax losses [member]
Deferred tax assets
Deferred tax assets		0.0	3.5
USA [Member] | Capital Losses [Member]
Deferred tax assets
Deferred tax assets		0.0
USA [Member] | Mining interests [Member]
Deferred tax assets
Deferred tax assets		0.0
Deferred tax liabilities
Deferred tax liabilities		0.0	(29.3)
USA [Member] | Property, plant and equipment,deferred tax assets [Member]
Deferred tax assets
Deferred tax assets		0.0	0.0
Deferred tax liabilities
Deferred tax liabilities		0.0	(24.0)
USA [Member] | Gold stream obligation [Member]
Deferred tax assets
Deferred tax assets			0.0
USA [Member] | British Columbia Mining Tax [Member]
Deferred tax assets
Deferred tax assets		0.0
Deferred tax liabilities
Deferred tax liabilities		0.0	0.0
USA [Member] | Investment tax credits government assistance [Member]
Deferred tax assets
Deferred tax assets		0.0	0.0
Deferred tax liabilities
Deferred tax liabilities		0.0	0.0
USA [Member] | Alternative minimum tax credits [Member]
Deferred tax assets
Deferred tax assets		0.0	27.0
USA [Member] | Decommissioning obligations [Member]
Deferred tax assets
Deferred tax assets		0.0	0.0
Deferred tax liabilities
Deferred tax liabilities		0.0	(5.7)
USA [Member] | Derivative InstrumentsHedging [Member]
Deferred tax assets
Deferred tax assets			0.0
Deferred tax liabilities
Deferred income tax liabilities, net		0.0
Deferred tax assets and liabilities
Deferred tax liability (asset)		0.0
USA [Member] | Ontario Mining Tax [Member]
Deferred tax assets
Deferred tax assets		0.0	0.0
Deferred tax liabilities
Deferred income tax liabilities, net			(0.1)
Deferred tax assets and liabilities
Deferred tax liability (asset)			(0.1)
USA [Member] | Accrued liabilities and provisions [Member]
Deferred tax assets
Deferred tax assets		0.0
USA [Member] | Other deferred tax assets [Member]
Deferred tax assets
Deferred tax assets		0.0	0.0
Deferred tax liabilities
Deferred tax liabilities		0.0	(3.7)
USA [Member] | Mexican Mining Royalty [Member]
Deferred tax liabilities
Deferred tax liabilities		0.0	0.0
Australia [Member]
Deferred tax assets
Deferred tax assets		0.0	0.0	[1]
Deferred tax liabilities
Deferred tax liabilities		0.0	0.0	[1]
Unrecognized Deferred Tax Assets		0.0
Deferred income tax liabilities, net		0.0	0.0	[1]
Deferred tax assets and liabilities
Deferred tax liability (asset)		0.0	0.0	[1]
Australia [Member] | Unused tax losses [member]
Deferred tax assets
Deferred tax assets		0.0	0.0	[1]
Australia [Member] | Capital Losses [Member]
Deferred tax assets
Deferred tax assets		0.0
Australia [Member] | Mining interests [Member]
Deferred tax assets
Deferred tax assets		0.0
Deferred tax liabilities
Deferred tax liabilities		0.0	0.0	[1]
Australia [Member] | Property, plant and equipment,deferred tax assets [Member]
Deferred tax assets
Deferred tax assets		0.0	0.0	[1]
Deferred tax liabilities
Deferred tax liabilities		0.0	0.0	[1]
Australia [Member] | Gold stream obligation [Member]
Deferred tax assets
Deferred tax assets	[1]		0.0
Australia [Member] | British Columbia Mining Tax [Member]
Deferred tax assets
Deferred tax assets		0.0
Deferred tax liabilities
Deferred tax liabilities		0.0	0.0	[1]
Australia [Member] | Investment tax credits government assistance [Member]
Deferred tax assets
Deferred tax assets		0.0	0.0	[1]
Deferred tax liabilities
Deferred tax liabilities		0.0	0.0	[1]
Australia [Member] | Alternative minimum tax credits [Member]
Deferred tax assets
Deferred tax assets		0.0	0.0	[1]
Australia [Member] | Decommissioning obligations [Member]
Deferred tax assets
Deferred tax assets		0.0	0.0	[1]
Deferred tax liabilities
Deferred tax liabilities		0.0	0.0	[1]
Australia [Member] | Derivative InstrumentsHedging [Member]
Deferred tax assets
Deferred tax assets	[1]		0.0
Deferred tax liabilities
Deferred income tax liabilities, net		0.0
Deferred tax assets and liabilities
Deferred tax liability (asset)		0.0
Australia [Member] | Ontario Mining Tax [Member]
Deferred tax assets
Deferred tax assets		0.0	0.0	[1]
Deferred tax liabilities
Deferred income tax liabilities, net	[1]		0.0
Deferred tax assets and liabilities
Deferred tax liability (asset)	[1]		0.0
Australia [Member] | Accrued liabilities and provisions [Member]
Deferred tax assets
Deferred tax assets		0.0
Australia [Member] | Other deferred tax assets [Member]
Deferred tax assets
Deferred tax assets		0.0	0.0	[1]
Deferred tax liabilities
Deferred tax liabilities		0.0	0.0	[1]
Australia [Member] | Mexican Mining Royalty [Member]
Deferred tax liabilities
Deferred tax liabilities		0.0	0.0	[1]
Mexico [Member]
Deferred tax assets
Deferred tax assets		0.0	0.0
Deferred tax liabilities
Deferred tax liabilities		0.0	(0.1)
Unrecognized Deferred Tax Assets		0.0
Deferred income tax liabilities, net		0.0	(0.1)
Deferred tax assets and liabilities
Deferred tax liability (asset)		0.0	(0.1)
Mexico [Member] | Unused tax losses [member]
Deferred tax assets
Deferred tax assets		0.0	0.0
Mexico [Member] | Capital Losses [Member]
Deferred tax assets
Deferred tax assets		0.0
Mexico [Member] | Mining interests [Member]
Deferred tax assets
Deferred tax assets		0.0
Deferred tax liabilities
Deferred tax liabilities		0.0	0.0
Mexico [Member] | Property, plant and equipment,deferred tax assets [Member]
Deferred tax assets
Deferred tax assets		0.0	0.0
Deferred tax liabilities
Deferred tax liabilities		0.0	0.0
Mexico [Member] | Gold stream obligation [Member]
Deferred tax assets
Deferred tax assets			0.0
Mexico [Member] | British Columbia Mining Tax [Member]
Deferred tax assets
Deferred tax assets		0.0
Deferred tax liabilities
Deferred tax liabilities		0.0	0.0
Mexico [Member] | Investment tax credits government assistance [Member]
Deferred tax assets
Deferred tax assets		0.0	0.0
Deferred tax liabilities
Deferred tax liabilities		0.0	0.0
Mexico [Member] | Alternative minimum tax credits [Member]
Deferred tax assets
Deferred tax assets		0.0	0.0
Mexico [Member] | Decommissioning obligations [Member]
Deferred tax assets
Deferred tax assets		0.0	0.0
Deferred tax liabilities
Deferred tax liabilities		0.0	0.0
Mexico [Member] | Derivative InstrumentsHedging [Member]
Deferred tax assets
Deferred tax assets			0.0
Deferred tax liabilities
Deferred income tax liabilities, net		0.0
Deferred tax assets and liabilities
Deferred tax liability (asset)		0.0
Mexico [Member] | Ontario Mining Tax [Member]
Deferred tax assets
Deferred tax assets		0.0	0.0
Deferred tax liabilities
Deferred income tax liabilities, net			0.0
Deferred tax assets and liabilities
Deferred tax liability (asset)			0.0
Mexico [Member] | Accrued liabilities and provisions [Member]
Deferred tax assets
Deferred tax assets		0.0
Mexico [Member] | Other deferred tax assets [Member]
Deferred tax assets
Deferred tax assets		0.0	0.0
Deferred tax liabilities
Deferred tax liabilities		0.0	0.0
Mexico [Member] | Mexican Mining Royalty [Member]
Deferred tax liabilities
Deferred tax liabilities		0.0	(0.1)
Total geographical area [Member]
Deferred tax assets
Deferred tax assets		261.4	171.6
Deferred tax liabilities
Deferred tax liabilities		(41.5)	(250.3)
Unrecognized Deferred Tax Assets		(261.4)
Deferred income tax liabilities, net		(41.5)	(78.7)
Deferred tax assets and liabilities
Deferred tax liability (asset)		(41.5)	(78.7)
Total geographical area [Member] | Unused tax losses [member]
Deferred tax assets
Deferred tax assets		0.0	3.5
Total geographical area [Member] | Capital Losses [Member]
Deferred tax assets
Deferred tax assets		37.0
Total geographical area [Member] | Mining interests [Member]
Deferred tax assets
Deferred tax assets		52.3
Deferred tax liabilities
Deferred tax liabilities		0.0	(173.8)
Total geographical area [Member] | Property, plant and equipment,deferred tax assets [Member]
Deferred tax assets
Deferred tax assets		39.4	60.6
Deferred tax liabilities
Deferred tax liabilities		0.0	(24.0)
Total geographical area [Member] | Gold stream obligation [Member]
Deferred tax assets
Deferred tax assets			24.3
Total geographical area [Member] | British Columbia Mining Tax [Member]
Deferred tax assets
Deferred tax assets		7.4
Deferred tax liabilities
Deferred tax liabilities		(41.5)	(36.6)
Total geographical area [Member] | Investment tax credits government assistance [Member]
Deferred tax assets
Deferred tax assets		46.3	18.2
Deferred tax liabilities
Deferred tax liabilities		0.0	0.0
Total geographical area [Member] | Alternative minimum tax credits [Member]
Deferred tax assets
Deferred tax assets		1.3	27.0
Total geographical area [Member] | Decommissioning obligations [Member]
Deferred tax assets
Deferred tax assets		19.1	22.2
Deferred tax liabilities
Deferred tax liabilities		0.0	(5.7)
Total geographical area [Member] | Derivative InstrumentsHedging [Member]
Deferred tax assets
Deferred tax assets			2.9
Total geographical area [Member] | Ontario Mining Tax [Member]
Deferred tax assets
Deferred tax assets		53.9
Total geographical area [Member] | Accrued liabilities and provisions [Member]
Deferred tax assets
Deferred tax assets		0.2
Total geographical area [Member] | Other deferred tax assets [Member]
Deferred tax assets
Deferred tax assets		4.7	5.6
Deferred tax liabilities
Deferred tax liabilities		0.0	(10.1)
Total geographical area [Member] | Mexican Mining Royalty [Member]
Deferred tax liabilities
Deferred tax liabilities		$ 0.0	$ (0.1)

[1]	As at December 31, 2017, the deferred tax asset and deferred tax liability at Peak Mines are included in assets held-for-sale and liabilities held-for-sale, respectively.